Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current Income Tax	$ (270,216,700)	$ (641,811,863)	$ (111,606,951)
Tax Advances	109,418,044	48,622,555	51,931,738
Current Income Tax Liabilities	$ (160,798,656)	$ (593,189,308)	$ (59,675,213)